Business Combinations - Additional Information (Detail) € in Millions, $ in Millions	Oct. 03, 2022 CAD ($)	Aug. 05, 2022 CAD ($)	Aug. 05, 2022 EUR (€)
Pinion GmbH [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		80.00%	80.00%
Purchase consideration paid in cash		$ 81.4	€ 61.9
KA Shawinigan [member]
Disclosure of detailed information about business combination [line items]
Purchase consideration paid in cash	$ 127.2